Short-Term Borrowings (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Proceed from borrowings	¥ 4,550,000	$ 623,347	¥ 5,000,000
Borrowings repaid amount	4,700,000	$ 643,897	7,220,000
Outstanding borrowings amount	4,550,000			¥ 4,700,000			$ 623,347
Interest expenses	¥ 116,650		¥ 198,746	¥ 198,746	¥ 447,955	¥ 435,656
Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.00%			4.00%			4.00%
Proceed from borrowings	¥ 4,550,000			¥ 5,000,000
Borrowings repaid amount				300,000
Outstanding borrowings amount	¥ 4,550,000			¥ 4,700,000
Xiamen International Bank Co., Ltd. [Member] | Short-Term Borrowings [Member]
Short-Term Debt [Line Items]
Maturity period	1 year	1 year		1 year
Maturity start date	Dec. 12, 2024	Dec. 12, 2024		Dec. 06, 2023
Maturity end date	Dec. 12, 2025	Dec. 12, 2025		Dec. 06, 2024